Income Tax (Details Textuals) (USD $)	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]	Dec. 31, 2011 Certain Foreign Capital Loss Carryforwards [Member]	Dec. 31, 2011 Certain State and Foreign Net Operating Loss Carryforwards [Member]	Dec. 31, 2011 Certain Foreign Unrealized Losses [Member]	Dec. 31, 2011 Certain Foreign Other Assets [Member]	Dec. 31, 2011 Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]	Nov. 01, 2010 Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]	Dec. 31, 2011 Current Income Tax Charges [Member]	Dec. 31, 2011 Deferred Income Tax Charges [Member]
Deferred Tax Liability Not Recognized [Line Items]
Valuation allowance recorded against U.S. deferred tax assets related to American Life's foreign branches	$ 1,083,000,000	$ 932,000,000								$ 720,000,000	$ 671,000,000
Valuation allowance recorded against U.S. deferred tax assets related to American Life's foreign branches, change during year	(151,000,000)					(5,000,000)	20,000,000	1,000,000	86,000,000	49,000,000
Measurement period adjustment												(12,000,000)	2,000,000
Business Acquisition [Line Items]
Additions for tax positions of prior years	30,000,000	186,000,000	43,000,000		169,000,000
Accrued interest	235,000,000	221,000,000			20,000,000
Tax credit carryforwards	1,692,000,000	1,007,000,000
Amounts excluded from the provision for deferred taxes on cumulative earnings of certain non-U.S. affiliates and associated companies	1,700,000,000
Amount of unrecognized tax benefits	679,000,000	810,000,000	773,000,000	766,000,000
Change in unrecognized tax benefit	0	37,000,000	(74,000,000)
Federal statutory tax rate	35.00%
Income tax benefit related to the separate account dividends received deduction	159,000,000	87,000,000
True-up of the prior year tax return included in current year benefit related to the separate account dividends received deduction	$ (8,000,000)	$ 57,000,000